STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 EquityInstruments shares $ / shares	Dec. 31, 2021 EquityInstruments shares $ / shares
Restricted Stapled Unit Plan for executives and employees
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares) | EquityInstruments	128	128
Granted, Number of shares (in shares) | EquityInstruments	58	51
Forfeited, Number (in shares) | EquityInstruments	0	0
PSUs added by performance factor, Number (in shares) | EquityInstruments	27	0
Outstanding, Number of shares, ending balance (in shares) | EquityInstruments	124	128
Outstanding, Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 67.19	$ 59.83
New grants — RSUs and PSUs , Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	101.30	78.91
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	88.02	0
PSUs added by performance factor, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	96.22	0
Outstanding, Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 87.18	$ 67.19
Restricted Stapled Unit Plan for executives and employees | Cash settlement
Executive Deferred Stapled Unit Plan
Settled, Number (in shares) | EquityInstruments	(45)	(24)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 69.89	$ 59.38
Restricted Stapled Unit Plan for executives and employees | Settled in shares stapled units
Executive Deferred Stapled Unit Plan
Settled, Number (in shares) | EquityInstruments	(44)	(27)
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 69.89	$ 59.38
Performance based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares) | shares	78,100
Granted, Number of shares (in shares) | shares	22,000.0	25,000.0
Outstanding, Number of shares, ending balance (in shares) | shares	76,200	78,100
Restricted based units
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares) | shares	50,200
Granted, Number of shares (in shares) | shares	29,600	18,700
Outstanding, Number of shares, ending balance (in shares) | shares	47,300	50,200